Capital Management (Details) CAD in Millions	12 Months Ended
	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD
Capital Management [Abstract]
Net Debt to Adjusted Cash Flow from Operations Ratio	2.3	2.3
Borrowings	CAD 4,111.0	CAD 3,820.7
Adjusted Working Capital Deficiency	133.3	277.0
Reserve of exchange differences on translation	(219.4)	(420.6)
Net debt	4,024.9	3,677.1
Equity	9,162.9	9,591.2	CAD 10,125.0
Total Capitalization	CAD 13,187.8	CAD 13,268.3
Risk management program term (in years)	3 years 6 months
Hedge benchmark	65.00%
Hedge price differentials	35.00%